Redeemable Convertible Preferred Stock - Summary (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)	61,332		61,332			61,332
Redeemable convertible preferred stock issued (in shares)	61,332		61,332			61,332
Redeemable convertible preferred stock outstanding (in shares)	61,332	61,332	61,332	61,332	61,332	61,332	52,993
Carrying value	$ 447,166	$ 447,166	$ 447,166	$ 447,166	$ 447,166	$ 447,166	$ 277,362
Aggregate liquidation preference	$ 447,890		$ 447,890			$ 447,890
Series A Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			10,100			10,100
Redeemable convertible preferred stock issued (in shares)			10,100			10,100
Redeemable convertible preferred stock outstanding (in shares)			10,100			10,100
Issuance Price Per Share (in USD per share)			$ 0.50			$ 0.50
Carrying value			$ 4,999			$ 4,999
Aggregate liquidation preference			$ 5,050			$ 5,050
Series B Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			11,477			11,477
Redeemable convertible preferred stock issued (in shares)			11,477			11,477
Redeemable convertible preferred stock outstanding (in shares)			11,477			11,477
Issuance Price Per Share (in USD per share)			$ 0.62955			$ 0.63
Carrying value			$ 7,178			$ 7,178
Aggregate liquidation preference			$ 7,225			$ 7,225
Series C Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			7,274			7,274
Redeemable convertible preferred stock issued (in shares)			7,274			7,274
Redeemable convertible preferred stock outstanding (in shares)			7,274			7,274
Issuance Price Per Share (in USD per share)			$ 2.565			$ 2.57
Carrying value			$ 18,587			$ 18,587
Aggregate liquidation preference			$ 18,658			$ 18,658
Series D Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			6,795			6,795
Redeemable convertible preferred stock issued (in shares)			6,795			6,795
Redeemable convertible preferred stock outstanding (in shares)			6,795			6,795
Issuance Price Per Share (in USD per share)			$ 3.1888			$ 3.19
Carrying value			$ 21,592			$ 21,592
Aggregate liquidation preference			$ 21,668			$ 21,668
Series E Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			6,784			6,784
Redeemable convertible preferred stock issued (in shares)			6,784			6,784
Redeemable convertible preferred stock outstanding (in shares)			6,784			6,784
Issuance Price Per Share (in USD per share)			$ 8.8437			$ 8.84
Carrying value			$ 59,930			$ 59,930
Aggregate liquidation preference			$ 59,996			$ 59,996
Series F Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			7,605			7,605
Redeemable convertible preferred stock issued (in shares)			7,605			7,605
Redeemable convertible preferred stock outstanding (in shares)			7,605			7,605
Issuance Price Per Share (in USD per share)			$ 14.5027			$ 14.50
Carrying value			$ 110,211			$ 110,211
Aggregate liquidation preference			$ 110,293			$ 110,293
Series G Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			2,958			2,958
Redeemable convertible preferred stock issued (in shares)			2,958			2,958
Redeemable convertible preferred stock outstanding (in shares)			2,958			2,958
Issuance Price Per Share (in USD per share)			$ 18.5936			$ 18.59
Carrying value			$ 54,865			$ 54,865
Aggregate liquidation preference			$ 55,000			$ 55,000
Series H Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)			8,339			8,339
Redeemable convertible preferred stock issued (in shares)			8,339			8,339
Redeemable convertible preferred stock outstanding (in shares)			8,339			8,339
Issuance Price Per Share (in USD per share)			$ 20.3855			$ 20.3855
Carrying value			$ 169,804			$ 169,804
Aggregate liquidation preference			$ 170,000			$ 170,000